Transactions with Related Parties - Sifnos Shareholders Inc. (Details) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended			8 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	Jan. 19, 2017 USD ($)	Mar. 10, 2017 USD ($)	Apr. 05, 2016 USD ($)	Mar. 29, 2016 USD ($)	Mar. 24, 2016 USD ($) shares	Aug. 29, 2017 USD ($) shares	Sep. 13, 2016 USD ($) shares	Oct. 04, 2017 USD ($) shares	Sep. 21, 2016 USD ($)	Oct. 31, 2016 USD ($)	Oct. 21, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 30, 2015 USD ($) shares	Dec. 22, 2015 USD ($)	Apr. 06, 2017	Dec. 15, 2016 USD ($)	Nov. 30, 2016 USD ($)
Amount converted													$ 8,750
Amount drawn down												$ 79,000
Deferred finance costs												2,378	124
Line of Credit Facility, Increase (Decrease), Net												150,000
Proceeds from Sale of Equity Method Investments												0	49,911	$ 0
Repayments Of Debt												18,780	119,758	$ 782,366
Outstanding balance												$ 147,716	$ 16,935
Weighted Average Interest Rate												3.37%	3.15%	4.98%
Repurchase of shares													$ 8,750
Preferred stock
Number of shares exchanged and cancelled | shares													8
Amalfi, Galveston and Samatan
Amount tranferred to the new owners										$ 58,619
Very Large Gas Carrier 1 (VLGC) | LPG Option Agreement
Number of vessels	1
Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Number of vessels		1
Very Large Gas Carrier 3 (VLGC) | LPG Option Agreement
Number of vessels																	1
Very Large Gas Carrier 4 (VLGC) | LPG Option Agreement
Number of vessels																	1
Ocean Rig
Proceeds from Sale of Equity Method Investments			$ 49,911
Private Placement
Number of shares issued | shares						36,363,636
Backstop Agreement
Number of shares issued | shares								36,363,636
Series D Preferred Stock
Preferred Stock, Voting Rights												100.000 votes
New Revolving Facility | Very Large Gas Carrier 1 (VLGC) | LPG Option Agreement
Amount drawn down	$ 21,850
New Revolving Facility | Very Large Gas Carrier 2 (VLGC) | LPG Option Agreement
Amount drawn down		$ 21,850
Sifnos Shareholders Inc.
Repurchase of shares					$ 8,750
Sifnos Shareholders Inc. | Two Syndicated Loans
Outstanding balance																			$ 85,066
Sifnos Shareholders Inc. | Series B Preferred Stock
Number of shares exchanged and cancelled | shares					8
Sifnos Shareholders Inc. | Series B Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of shares exchanged and cancelled | shares					8,333
Sifnos Shareholders Inc. | Revolving Credit Facility
Principal amount					$ 70,000					75,000		$ 60,000
Loan's tenor												3 years
Amount converted					8,750		$ 8,750			7,500					$ 10,000
First priority mortage												One Panamax dry-bulk carrier
Amount drawn down				$ 28,000					$ 7,825		$ 20,000					$ 10,000
Line of credit facility amount outstanding										69,444
Line of Credit Facility, Increase (Decrease), Net					$ 10,000					$ 5,000
Repayments Of Debt			$ 45,000
Variable rate basis												LIBOR
Spread on variable rate												4.00%
Cash prepayment																		$ 33,510
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock
Number of preferred shares converted | shares					29
Preferred Stock, Voting Rights												voting power of 5:1
Preferred Stock converted into Common Stock, Conversion Basis												On a 1:1 basis within 3 months
Sifnos Shareholders Inc. | Revolving Credit Facility | Preferred stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted | shares					29,166
Sifnos Shareholders Inc. | Revolving Credit Facility | Maximum
Loan To Value Ratio			40.00%
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock
Number of preferred shares converted | shares															8
Preferred Stock, Voting Rights												5 votes
Preferred Stock converted into Common Stock, Conversion Basis												On a one to one basis within three months
Sifnos Shareholders Inc. | Revolving Credit Facility | Series B Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted | shares															8,333
Sifnos Shareholders Inc. | Revolving Credit Facility | Series D Preferred Stock
Number of preferred shares converted | shares							29
Sifnos Shareholders Inc. | Revolving Credit Facility | Series D Preferred Stock | Before 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits
Number of preferred shares converted | shares							29,166
Sifnos Shareholders Inc. | New Revolving Facility
Principal amount												$ 200,000
Loan's tenor												3 years
Line of credit facility amount outstanding												$ 121,000
Variable rate basis												LIBOR
Spread on variable rate												5.50%
Debt Instrument Fee												2.0%
Increase in collateral base												30.00%
Commitment fee												1.00%
Sifnos Shareholders Inc. | Revolving Credit Facilities
Line of credit facility amount outstanding												$ 73,841	$ 121,000
Deferred finance costs												$ 2,210	$ 4,383
Weighted Average Interest Rate												8.08%	7.24%
Available undrawn amount												$ 0	$ 79,000
Sierra Investments Inc. | Private Placement
Number of shares issued | shares						9,818,182
Sierra Investments Inc. | Backstop Agreement
Number of shares issued | shares								36,057,876
Sierra Investments Inc. | Revolving Facility
Loan's tenor												5 years
Line of credit facility amount outstanding												$ 200,000
Variable rate basis												LIBOR
Spread on variable rate												6.50%
Debt Instrument Fee												1.0%
Increase in collateral base												30.00%
Sierra Investments Inc. | Revolving Facility | Private Placement
Amount converted						$ 27,000
Sierra Investments Inc. | Revolving Facility | Backstop Agreement
Amount converted								$ 99,159
Sierra Investments Inc. | Loan Facility Agreement
Loan's tenor												5 years
Line of credit facility amount outstanding												$ 73,841
Variable rate basis												LIBOR
Spread on variable rate												4.50%
Debt instrument covenant description												Fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount